Prepayments and Other Current Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Prepayments and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets, Net

Prepayments and other current assets, net consisted of the following:

	As of,
	September 30, 2025	December 31, 2024
	(Unaudited)
Advance to suppliers	$1,288,089	$869,049
Tax advance payment	220,693	329,629
Staff advances	1,021	640
Others	6,214	14,500
	$1,516,017	$1,213,818

Prepayments and other current assets, net consisted of the following:

	As of December 31,
	2024	2023
Advance to suppliers	$869,049	$412,218
Advance payment of income tax	329,629	—
Staff advances	640	1,500
Others	14,500	—
Less: allowance for expected credit losses	—	(1,500)
	$1,213,818	$412,218